STOCK-BASED COMPENSATION (Details 1) - 2015 Stock Option Plan [Member] - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning	1,345,000	1,038,000
Granted	318,000	1,518,000
Exercised		125,000
Forfeited	625,000	12,000
Outstanding at ending	1,038,000	2,419,000
Options exercisable at ending	737,010	785,094
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 0.39	$ 0.41
Granted	0.49	1.34
Exercised		0.41
Forfeited	0.39	0.87
Outstanding at ending	0.41	1.00
Options exercisable at ending	0.38	0.55
Weighted average fair value of options granted during the period	$ 0.29	$ 0.83
Stock-based compensation expense	$ (4,417)	$ 248,040